Additional Supplemental Cash Flow Financial Information - Non Cash Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Additional Supplemental Cash Flow Financial Information
Purchases of property and equipment financed by finance lease obligations	$ 83		$ 1,561	$ 338
Purchases of property and equipment included in ending trade payables or accrued and other current liabilities	$ 210	$ 213	$ 267	$ 653